Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Schedule of Deposits by Type
Deposits at December 31 are summarized as follows:

(Dollars in thousands)	2018	2017
Non-interest-bearing deposits	$6,542,490	$6,209,925
Negotiable order of withdrawal ("NOW")	4,514,113	4,348,939
Money market deposits accounts ("MMDA")	8,237,291	7,674,291
Savings deposits	828,914	846,074
Time deposits	3,640,623	2,387,488
	$23,763,431	$21,466,717

Schedule of Time Deposits
Total time deposits summarized by denomination at December 31 are as follows:

(Dollars in thousands)	2018	2017
Time deposits less than or equal to $250,000	$2,522,660	$1,768,047
Time deposits greater than $250,000	1,117,963	619,441
	$3,640,623	$2,387,488

Schedule of Maturities of Certificates of Deposit
A schedule of maturities of all time deposits as of December 31, 2018 is as follows:

(Dollars in thousands)
Years ending December 31,
2019	$2,504,515
2020	876,740
2021	159,877
2022	76,486
2023	12,684
2024 and thereafter	10,321
$3,640,623